Parent Company (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 19,486	$ 22,250	$ 24,893	$ 16,356
Investment securities	5,016	5,614
Accounts receivable, less reserves	43,777	42,338
Premises and equipment, less accumulated depreciation	3,875	3,635
Other assets	11,228	11,418
Total assets	153,375	153,140
Liabilities and Shareholders' Equity
Long-term debt	55,330	58,973
Total liabilities	133,879	134,254
Shareholders' Equity
Common shares	213	221
Additional paid-in capital	12,202	12,067
Retained earnings	8,507	7,525
Accumulated other comprehensive loss	(1,426)	(927)
Total shareholders' equity	19,496	18,886	18,794	16,230
Total liabilities and shareholders' equity	153,375	153,140
Parent Company Details (Textuals) [Abstract]
Premises and equipment, accumulated depreciation	5,978	5,429
Parent Company [Member]
Assets
Cash and cash equivalents	6,076	4,797	6,914	5,267
Investment securities	123	296
Equity in net assets of subsidiaries and affiliates of continuing operations	19,571	19,087
Accounts receivable, less reserves	378	655
Premises and equipment, less accumulated depreciation	136	117
Loans to subsidiaries and affiliates	5,236	6,733
Due from subsidiaries and affiliates	1,126	1,189
Other assets	335	441
Total assets	32,981	33,315
Liabilities and Shareholders' Equity
Accounts payable and other liabilities	1,386	1,474
Due to subsidiaries and affiliates	926	1,069
Short-term debt of subsidiaries and affiliates	819	2,316
Long-term debt	10,354	9,570
Total liabilities	13,485	14,429
Shareholders' Equity
Common shares	213	221
Additional paid-in capital	12,202	12,067
Retained earnings	8,507	7,525
Accumulated other comprehensive loss	(1,426)	(927)
Total shareholders' equity	19,496	18,886
Total liabilities and shareholders' equity	32,981	33,315
Parent Company Details (Textuals) [Abstract]
Premises and equipment, accumulated depreciation	$ 76	$ 59